Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Granting Practices
The Company did not grant any share options to executive officers, including NEOs, in the last completed fiscal year. In recent years, the HR and Compensation Committee’s equity compensation awards have included only PSUs and RSUs; the last time that share options were issued to executive officers was in 2018.
In late January or early February of each year, the HR and Compensation Committee and the Board review and approve the value and amount of the equity compensation to be awarded to executive officers. The grant of approved equity awards then typically occurs in late February or early March, which is after the filing of the company’s Annual Report on Form
10-K,
which is generally filed in
mid-February
as well as after the Company’s fourth quarter and
year-end
earnings release, which is generally filed on Form
8-K
in late January or early February. The
value
of the grant for
non-employee
directors is approved by shareholders and is typically granted in early June, after the annual general meeting of shareholders.
The HR and Compensation Committee and the Board do not generally grant share options or other equity awards during periods in which there is material nonpublic information about our Company, including (1) outside a “trading window” established in connection with the public release of earnings information under our Insider Trading Policy or (2) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form
8-K
that discloses material nonpublic information. The HR and Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. Share options may occasionally be awarded on an off-cycle
basis, including to new hires. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.

Award Timing Method	The Company did not grant any share options to executive officers, including NEOs, in the last completed fiscal year. In recent years, the HR and Compensation Committee’s equity compensation awards have included only PSUs and RSUs; the last time that share options were issued to executive officers was in 2018.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The HR and Compensation Committee and the Board do not generally grant share options or other equity awards during periods in which there is material nonpublic information about our Company, including (1) outside a “trading window” established in connection with the public release of earnings information under our Insider Trading Policy or (2) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form
8-K
that discloses material nonpublic information. The HR and Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards. Share options may occasionally be awarded on an off-cycle
basis, including to new hires. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false